Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS
NOTE 6 – GOODWILL AND INTANGIBLE ASSETS

The following summarizes the transaction affecting goodwill through September 30, 2013 (in thousands):

Balance at December 31, 2012	$8,571

Effect of currency translation on Apex	(86)
Balance at September 30, 2013	$8,485

As of September 30, 2013 and December 31, 2012, the Company’s intangible assets and accumulated amortization consist of the following (in thousands):

	September 30, 2013			December 31, 2012
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net

Customer relationships	$3,319	$(1,498)	$1,821	$3,373	$(966)	$2,407
Contractor and resume databases	675	(371)	304	675	(270)	405
Tradename	878	(324)	554	893	(193)	700
Internal use software	2,892	(1,137)	1,755	2,978	(545)	2,433
Covenant not to compete	105	(67)	38	105	(27)	78

	$7,869	$(3,397)	$4,472	$8,024	$(2,001)	$6,023

The effect of foreign currency translation on the goodwill and intangible assets for the nine months ended September 30, 2013 is approximately ($86,000) and ($120,000), respectively.

NOTE 6 – GOODWILL AND INTANGIBLE ASSETS

The Company allocates the cost of its acquisitions to the assets acquired and liabilities assumed based on their estimated fair values. The excess cost over the acquired fair value of the identified net assets acquired is recorded as goodwill.

Goodwill is tested annually during the fourth fiscal quarter and whenever events or circumstances indicate impairment may have occurred. If the carrying amount of goodwill exceeds its fair value, estimated based on discounted cash flow analyses, an impairment charge would be recorded. Based on the results of the annual impairment tests, no impairment of goodwill existed at December 31, 2012.

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows (in thousands):

Balance as of January 1, 2011	$5,509
Adjustment to goodwill related to CMAC	29

Balance as of December 31, 2011	5,538
Acquisition of Apex in June	2,449
Adjustment to Apex goodwill	37
Tax adjustment to Apex goodwill	(9)
Acquisition of Illume in July	444
Impact of foreign currency translation	112

Balance as of December 31, 2012	$8,571

 As of December 31, 2012 and 2011, respectively, the Company’s intangible assets and accumulated amortization consist of the following (in thousands):

	December 31,
	2012				2011
		Accumulated		WA		Accumulated		WA
	Gross	Amortization	Net	Life	Gross	Amortization	Net	Life

Customer relationships	$3,373	$(966)	$2,407	7.6	$1,670	$(279)	$1,391	8.0
Contractor and resume databases	675	(270)	405	3.0	675	(135)	540	4.0
Tradename	893	(193)	700	5.3	310	(64)	246	4.0
Internal use software	2,978	(545)	2,433	3.1	74	(37)	37	1.0
Covenant not to compete	105	(27)	78	1.5	-	-	-	-

	$8,024	$(2,001)	$6,023	5.1	$2,729	$(515)	$2,214	6.5

Amortization expense for intangible assets was $1,486,000 and $515,000 for the years ended December 31, 2012 and 2011, respectively.  The effect of foreign currency translation on the intangible assets for the years ended December 31, 2012 and 2011 was $199,000 and $0, respectively. Amortization is calculated over the estimated useful lives of the assets on a straight line basis for covenant not to compete, internal use software and contractor and resume databases, and on an accelerated basis for customer relationships and trade name.

Based on the current amount of intangibles subject to amortization, estimated amortization expense in the next five years and thereafter, is as follows (in thousands):

Year	Amount

2013	$1,934
2014	1,663
2015	1,420
2016	333
2017	255
Thereafter	418

Total	$6,023